Summary of Significant Accounting Policies (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) item Customers	Dec. 31, 2015 USD ($)
Provision for doubtful accounts	$ 20	$ 20
Number of major customers | Customers	3
Percentage of revenue contributed by major customers	35.00%
Impairment of intangible assets
Number of operating segments | item	1
Number of reporting units | item	1
Current deferred tax assets reclassified to noncurrent deferred tax assets, resulting from adoption of ASU 2015-17	$ 1,118	$ 950
Current deferred tax liabilities reclassified to noncurrent deferred tax liabilities, resulting from adoption of ASU 2015-17	$ 111
Maximum [Member]
Estimated useful life	3 years